Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of derivative financial instruments [text block] [Abstract]
Schedule of derivative financial instruments
	2020	2019
	USD	USD

Interest rate swaps	-	1,518,249

Schedule of derivative financial instruments at FVTPL
	Notional	Fair value	Fair value
	amount	asset	liability
	USD	USD	USD

31 December 2020
Designated at FVTPL
Interest rate swaps	-	-	-

31 December 2019
Designated at FVTPL
Interest rate swaps	79,253,015	-	1,518,249